Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
Disclosure of maturity analysis of operating lease payments

The future minimum lease payments under non-cancellable operating leases that are not accounted for in the statement of financial position were as follows:

	December 31, 2017	December 31, 2016
Within one year	161,110	161,110
Between one and five years	446,051	607,161
Total	607,161	768,271